Share-Based Payment Plans (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of The number of outstanding share options or awards of the Group's active share based payment programs developed
The number of outstanding share options or awards of the Group’s active share-based payment programs developed as follows:

(number of options/awards)	LTIP	PSU	RSU	Phantoms	MSP
Outstanding at Jan. 1, 2021	2,154,048	—	—	30,383	—
Granted during the period	—	204,134	372,973	—	36,426
Settled during the period	(185,668)	(41,624)	(41,623)	—	—
Forfeited during the period	(111,521)	—	(1,145)	—	(386)

Outstanding at Dec. 31, 2021	1,856,859	162,510	330,205	30,383	36,040
Exercisable at Dec. 31, 2021	—	—	—	—	—

Long term Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary of Share Based Arrangement Valuation Assumptions
The fair value of the awards at the date of grant has been measured using an option pricing model. The inputs used in the model for the year 2020 are set out below. During the year ended Dec. 31, 2021, no new options were issued.

(weighted average, except options issued)	Year ended Dec. 31, 2020
Expected life of options (years)	1.2
Exercise price (in $)	0.29
Market value of underlying shares (in $)	6.52
Risk free rate	0.14%
Expected share price volatility	28.60%
Expected dividend yield	0.00%
Options issued	83,642

Phantom Share Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary of Share Based Arrangement Valuation Assumptions
The fair value of the awards at the date of grant has been measured using an option pricing model. The inputs used in the model for the year 2020 are set out below. During the year ended Dec. 31, 2021, no new options were issued.

Year ended Dec. 31, 2020
Expected life of options (years)	5.0
Exercise price (in $)	32.91
Market value of underlying shares (in $)	32.91
Risk free rate	(0.71)%
Expected share price volatility	28.60%
Expected dividend yield	0.00%
Options issued	30,383